Debt (Details 2) (USD $)	12 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
October 1, 2014, January 1, 2015, April 1, 2015 and July 1, 2015 [Member]
Debt Instrument [Line Items]
Amount Of Principal Payment	$ 250,000
October 1, 2014, January 1, 2015, April 1, 2015 and July 1, 2015 [Member] | IM Term Loan [Member]
Debt Instrument [Line Items]
Amount Of Principal Payment		250,000
October 1, 2015, January 1, 2016, April 1, 2016 and July 1, 2016 [Member]
Debt Instrument [Line Items]
Amount Of Principal Payment	625,000
October 1, 2015, January 1, 2016, April 1, 2016 and July 1, 2016 [Member] | IM Term Loan [Member]
Debt Instrument [Line Items]
Amount Of Principal Payment		625,000
October 1, 2016, January 1, 2017, April 1, 2017 and July 1, 2017 [Member]
Debt Instrument [Line Items]
Amount Of Principal Payment	750,000
October 1, 2016, January 1, 2017, April 1, 2017 and July 1, 2017 [Member] | IM Term Loan [Member]
Debt Instrument [Line Items]
Amount Of Principal Payment		750,000
October 1, 2017, January 1, 2018 and April 1, 2018 [Member]
Debt Instrument [Line Items]
Amount Of Principal Payment	875,000
October 1, 2017, January 1, 2018 and April 1, 2018 [Member] | IM Term Loan [Member]
Debt Instrument [Line Items]
Amount Of Principal Payment		875,000
July 1, 2018 [Member]
Debt Instrument [Line Items]
Amount Of Principal Payment	3,875,000
July 1, 2018 [Member] | IM Term Loan [Member]
Debt Instrument [Line Items]
Amount Of Principal Payment		3,875,000
April 1, 2018, July 1, 2018, October 1, 2018 and January 1, 2019 [Member] | JR Term Loan [Member]
Debt Instrument [Line Items]
Amount Of Principal Payment		500,000
April 1, 2015, July 1, 2015, October 1, 2015 and January 1, 2016 [Member] | JR Term Loan [Member]
Debt Instrument [Line Items]
Amount Of Principal Payment		375,000
April 1, 2016, July 1, 2016, October 1, 2016 and January 1, 2017 [Member] | JR Term Loan [Member]
Debt Instrument [Line Items]
Amount Of Principal Payment		625,000
April 1, 2017, July 1, 2017, October 1, 2017 and January 1, 2018 [Member] | JR Term Loan [Member]
Debt Instrument [Line Items]
Amount Of Principal Payment		$ 750,000